Schedule of Investments

July 31, 2024 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (99.5%)
Communication Services (6.8%)
AT&T	98,000	$1,887
Comcast, Cl A	49,600	2,047
Fox	15,500	590
Meta Platforms, Cl A	1,200	570
Nexstar Media Group, Cl A	2,500	462
Playtika Holding	35,200	269
TEGNA	15,800	252
T-Mobile US	3,000	547
Verizon Communications	50,700	2,054
Walt Disney	5,600	525
		9,203

Consumer Discretionary (8.0%)
AutoNation*	2,300	439
AutoZone*	100	313
Best Buy	4,500	389
Bloomin' Brands	17,500	365
BorgWarner	10,200	360
Dick's Sporting Goods	3,400	735
DR Horton	2,800	504
eBay	11,700	651
Ford Motor	76,100	824
General Motors	24,800	1,099
Goodyear Tire & Rubber*	17,465	204
Guess?	18,400	442
Harley-Davidson	8,400	315
Lear	2,400	293
Lennar, Cl A	4,500	796
McDonald's	1,700	451
Phinia	2,040	91
PulteGroup	5,500	726
Signet Jewelers	4,300	362
Toll Brothers	4,600	657
Vista Outdoor*	11,700	475
Whirlpool	2,300	234
		10,725

Consumer Staples (8.0%)
Albertsons, Cl A	17,700	351
Altria Group	31,400	1,539
Archer-Daniels-Midland	9,900	614
Bunge Global	6,000	631
Conagra Brands	15,900	482
Ingredion	4,600	572
Kraft Heinz	21,860	770
Kroger	18,000	981
Molson Coors Beverage, Cl B	11,000	581
Philip Morris International	4,800	553
Procter & Gamble	9,600	1,543
Target	5,000	752
Walmart	20,100	1,380
		10,749

LSV Conservative Value Equity Fund
	Shares	Value (000)
Energy (9.3%)
APA	14,300	$446
Chevron	10,800	1,733
ConocoPhillips	13,300	1,479
Coterra Energy	17,800	459
Devon Energy	6,100	287
EOG Resources	4,700	596
ExxonMobil	32,400	3,842
Halliburton	10,900	378
HF Sinclair	6,220	320
Marathon Petroleum	8,500	1,505
Phillips 66	5,800	844
Valero Energy	5,000	808
		12,697

Financials (24.3%)
Aflac	9,200	877
Ally Financial	10,200	459
American International Group	14,900	1,180
Ameriprise Financial	1,400	602
Bank of America	36,200	1,459
Bank of New York Mellon	12,600	820
Berkshire Hathaway, Cl B*	9,500	4,166
Capital One Financial	2,800	424
Chubb	1,700	469
Citigroup	19,500	1,265
Citizens Financial Group	9,500	405
Discover Financial Services	4,400	634
East West Bancorp	4,800	422
Fidelity National Financial	7,300	404
Fifth Third Bancorp	9,700	411
First American Financial	6,300	382
Fiserv*	2,900	474
FS KKR Capital	12,100	245
Global Payments	2,100	213
Goldman Sachs Group	3,700	1,883
Hartford Financial Services Group	7,200	799
JPMorgan Chase	20,900	4,448
M&T Bank	2,700	465
MetLife	11,500	884
MGIC Investment	22,000	546
Morgan Stanley	8,600	888
Navient	17,400	286
Old Republic International	14,000	485
PayPal Holdings*	6,000	395
PNC Financial Services Group	3,700	670
Radian Group	11,200	415
Regions Financial	17,900	400
State Street	10,400	884
Synchrony Financial	10,800	549
Synovus Financial	5,700	267
Truist Financial	9,100	407
US Bancorp	9,300	417

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Financials (continued)
Wells Fargo	35,800	$2,124
Western Union	10,800	128
Zions Bancorp	7,200	372
		33,023

Health Care (16.1%)
Abbott Laboratories	4,400	466
Amgen	1,400	465
Baxter International	14,700	527
Bristol-Myers Squibb	25,000	1,189
Cardinal Health	4,200	423
Centene*	9,500	731
Cigna Group	5,000	1,743
CVS Health	17,500	1,056
Danaher	1,600	443
DaVita*	2,800	383
Elevance Health	900	479
Gilead Sciences	20,100	1,529
HCA Healthcare	3,100	1,125
Incyte*	8,100	527
Jazz Pharmaceuticals*	3,800	419
Johnson & Johnson	17,300	2,731
McKesson	1,100	679
Medtronic	5,300	426
Merck	6,400	724
Organon	17,000	371
Pfizer	53,600	1,637
Solventum*	2,150	127
United Therapeutics*	1,500	470
UnitedHealth Group	3,000	1,728
Universal Health Services, Cl B	2,200	470
Viatris, Cl W	49,400	596
Zimmer Biomet Holdings	3,900	434
		21,898

Industrials (11.5%)
3M	8,600	1,097
Acuity Brands	1,600	402
AGCO	3,900	368
Allison Transmission Holdings	7,100	629
ArcBest	3,300	416
Builders FirstSource*	4,500	753
Carrier Global	6,100	415
Caterpillar	2,300	796
CNH Industrial	39,300	419
CSX	15,900	558
Cummins	2,400	701
Deere	1,100	409
Delta Air Lines	12,200	525
FedEx	3,800	1,149
Ferguson	1,900	423
GE Vernova*	1,000	178
General Electric	2,300	391

LSV Conservative Value Equity Fund
	Shares	Value (000)
Industrials (continued)
Lockheed Martin	1,600	$867
Oshkosh	3,600	391
Owens Corning	3,300	615
PACCAR	9,600	947
Parker-Hannifin	700	393
RTX	5,700	670
Ryder System	4,100	575
Snap-on	1,500	431
Textron	7,000	650
United Airlines Holdings*	6,700	304
United Rentals	500	379
		15,851

Information Technology (8.4%)
Advanced Micro Devices*	1,900	274
Amdocs	5,000	437
Amkor Technology	9,700	317
Analog Devices	2,200	509
Arrow Electronics*	3,500	433
Cirrus Logic*	3,900	509
Cisco Systems	33,100	1,604
Cognizant Technology Solutions, Cl A	6,500	492
Dell Technologies, Cl C	5,900	671
DXC Technology*	3,109	63
Flex*	15,900	511
Hewlett Packard Enterprise	34,600	689
HP	19,100	689
Intel	13,600	418
International Business Machines	7,000	1,345
Jabil	4,300	485
NetApp	3,100	394
QUALCOMM	2,200	398
Skyworks Solutions	4,200	477
TD SYNNEX	3,500	417
Xerox Holdings	20,900	225
		11,357

Materials (3.7%)
Berry Global Group	8,600	565
Chemours	9,200	222
Eastman Chemical	4,700	486
Graphic Packaging Holding	16,000	482
Linde	1,200	544
LyondellBasell Industries, Cl A	5,100	507
Mosaic	9,500	283
NewMarket	700	393
Nucor	2,500	408
Steel Dynamics	3,200	426
Sylvamo	5,500	405
Tronox Holdings	20,000	323
		5,044

Schedule of Investments

July 31, 2024 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Real Estate (1.7%)
Brixmor Property Group‡	13,900	$354
Host Hotels & Resorts‡	24,500	429
Innovative Industrial Properties, Cl A‡	3,300	405
Prologis‡	2,300	290
Sabra Health Care REIT‡	25,700	417
Simon Property Group‡	1,900	292
Uniti Group‡	51,600	198
		2,385

Utilities (1.7%)
Entergy	3,600	417
Evergy	8,000	464
NextEra Energy	4,400	336
NRG Energy	5,900	444
PPL	14,300	425
UGI	11,900	295
		2,381

TOTAL COMMON STOCK
(Cost $107,176)		135,313
	Face Amount (000)
Repurchase Agreement (0.4%)
South Street Securities
5.030%, dated 07/31/2024, to be repurchased on 08/01/2024, repurchase price $582 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $352, 0.750% - 4.875%, 11/15/2025 - 02/15/2033; total market value $593)	$582	582

TOTAL REPURCHASE AGREEMENT
(Cost $582)		582

Total Investments – 99.9%
(Cost $107,758)		$135,895

Percentages are based on Net Assets of $136,030 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
REIT — Real Estate Investment Trust

LSV-QH-002-3600

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